Cover Page	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Entity Registrant Name	KB Financial Group Inc.
Entity Central Index Key	0001445930
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	389,634,335
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Interactive Data Current	Yes
Entity Address, Country	KR
Entity File Number	000-53445
Entity Incorporation, State or Country Code	M5
Entity Address, Address Line One	26, Gukjegeumyung-ro 8-gil
Entity Address, Address Line Two	Yeongdeungpo-gu
Entity Address, City or Town	Seoul
Entity Address, Postal Zip Code	07331
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	KPMG Samjong Accounting Corp.
Auditor Location	Korea
Auditor Firm ID	1357
American Depositary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing one share of Common Stock
Trading Symbol	KB
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value ￦5,000 per share
Trading Symbol	KB
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Country	KR
Contact Personnel Name	Peter BongJoong Kwon
Entity Address, Address Line One	18F, Kookmin Bank
Entity Address, Address Line Two	141, Uisadang-daero
Entity Address, Address Line Three	Yeongdeungpo-gu
Entity Address, City or Town	Seoul
Entity Address, Postal Zip Code	07332
City Area Code	+82-2
Local Phone Number	2073-2845
Contact Personnel Fax Number	+82-2-2073-2848
Contact Personnel Email Address	peter.kwon@kbfg.com